Other Expense, Net	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Other Expense, Net
Note 17. Other Expense, Net

Other expense, net consists of the following:

	Year Ended December 31
	2014	2013	2012
	(Dollars in Millions)
Transformation costs	$22	$25	$18
Integration costs	18	—	—
Loss on KRW option contract	10	—	—
Provision for losses on recoverable taxes	8	—	—
Loss on asset contribution	3	—	14
Gain on sale of joint venture interest	(2)	(5)	(19)
UK Administration recovery	—	(2)	—
Impairment of equity investment in VTYC	—	—	5
	$59	$18	$18

Visteon incurred business transformation costs of $22 million, $25 million, and $18 million during the years ended December 31, 2014, 2013 and 2012, respectively. Transformation costs are related to financial and advisory services incurred in connection with execution of the Company's comprehensive value creation plan, including professional fees associated with the Electronics Acquisition and Yanfeng Transactions.

During the year ended December 31, 2014, the Company recorded $18 million of costs to integrate the businesses associated with Electronics Acquisition. Integration costs included re-branding, facility modification, information technology readiness and related professional services. The Company recorded $8 million during the year ended December 31, 2014, to adjust recoverable value-added taxes to net realizable value attributable to business exit activities. In connection with the closure of the Climate facility located in Quilmes, Argentina in 2014, the Company contributed land and building with a net book value of $3 million to the local municipality for the benefit of former employees.

In connection with the Climate Transaction, the Company entered into a foreign currency option contract with a notional value of $2,229 million ("KRW option contract") to manage foreign currency exposure on anticipated KRW denominated proceeds. During the year ended December 31, 2014, the Company recorded a loss of $10 million to reflect the change in the fair value of the non-designated portion of this KRW option contract.

In August 2012, the Company sold its 50% ownership interst in R-Tek Limited, a UK-based Interiors joint venture, for cash proceeds of approximately $30 million, which resulted in a gain of $19 million. The Company recorded a loss of $14 million associated with assets, including land, building and machinery, contributed to the local municipality in Spain for the benefit of employees in connection with the closure of the Cadiz Electronics operation. During the fourth quarter of 2012, the Company recorded an impairment of $5 million for an other than temporary decline in the value of Visteon TYC Corporation, reflecting the difference between the carrying value and estimated sale transaction proceeds.